MARKETING EXPENSES	12 Months Ended
Dec. 31, 2021
MARKETING EXPENSES
MARKETING EXPENSES

7.     MARKETING EXPENSES

	2021	2020	2019
Online marketing	(1,631)	(1,498)	(1,134)
Offline marketing	(556)	(139)	(959)
Other marketing expenses	(66)	(60)	(66)
Total marketing expenses	(2,253)	(1,697)	(2,159)

Marketing expenses are only purchased advertising exclusive of any employee-related expenses.